Financial Risk Management Activities (Details) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended																																												12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2012 Increase by five units [Member] Convertible Debt [Member] United States Dollar [Member] USD ($)	Dec. 31, 2012 Decrease by five units [Member] Convertible Debt [Member] United States Dollar [Member] USD ($)	Dec. 31, 2012 Increase spot by 1 unit [Member] ZAR:$ [Member] USD ($)	Dec. 31, 2012 Increase spot by 1 unit [Member] NAD:$ [Member] USD ($)	Dec. 31, 2012 Decrease spot by 1 unit [Member] ZAR:$ [Member] USD ($)	Dec. 31, 2012 Decrease spot by 1 unit [Member] NAD:$ [Member] USD ($)	Dec. 31, 2012 Increase spot by 25 cents [Member] BRL:$ [Member] USD ($)	Dec. 31, 2012 Decrease spot by 25 cents [Member] BRL:$ [Member] USD ($)	Dec. 31, 2012 Increase spot by 0.05 cents [Member] AUD:$ [Member] USD ($)	Dec. 31, 2012 Decrease by 0.05 cents [Member] AUD:$ [Member] USD ($)	Dec. 31, 2012 United States of America, Dollars [Member] USD ($)	Dec. 31, 2011 United States of America, Dollars [Member] USD ($)	Dec. 31, 2012 United States of America, Dollars [Member] Loans And Finance Receivables [Member] USD ($)	Dec. 31, 2011 United States of America, Dollars [Member] Loans And Finance Receivables [Member] USD ($)	Dec. 31, 2012 United States of America, Dollars [Member] Interest Rate Risk [Member] USD ($)	Dec. 31, 2012 United States of America, Dollars [Member] Borrowings [Member] USD ($)	Dec. 31, 2012 South Africa, Rand [Member] USD ($)	Dec. 31, 2011 South Africa, Rand [Member] USD ($)	Dec. 31, 2012 South Africa, Rand [Member] Loans And Finance Receivables [Member] ZAR	Dec. 31, 2011 South Africa, Rand [Member] Loans And Finance Receivables [Member] ZAR	Dec. 31, 2012 South Africa, Rand [Member] Interest Rate Risk [Member] ZAR	Dec. 31, 2012 South Africa, Rand [Member] Borrowings [Member] ZAR	Dec. 31, 2012 Brazil, Brazil Real [Member] USD ($)	Dec. 31, 2011 Brazil, Brazil Real [Member] USD ($)	Dec. 31, 2012 Brazil, Brazil Real [Member] Loans And Finance Receivables [Member] BRL	Dec. 31, 2011 Brazil, Brazil Real [Member] Loans And Finance Receivables [Member] BRL	Dec. 31, 2012 Brazil, Brazil Real [Member] Interest Rate Risk [Member] BRL	Dec. 31, 2012 Brazil, Brazil Real [Member] Borrowings [Member] BRL	Dec. 31, 2012 Namibia, Dollars [Member] USD ($)	Dec. 31, 2011 Namibia, Dollars [Member] USD ($)	Dec. 31, 2012 Namibia, Dollars [Member] Loans And Finance Receivables [Member] NAD	Dec. 31, 2011 Namibia, Dollars [Member] Loans And Finance Receivables [Member] NAD	Dec. 31, 2012 Namibia, Dollars [Member] Interest Rate Risk [Member] NAD	Dec. 31, 2012 Namibia, Dollars [Member] Borrowings [Member] NAD	Dec. 31, 2012 Australia, Dollars [Member] USD ($)	Dec. 31, 2011 Australia, Dollars [Member] USD ($)	Dec. 31, 2012 Australia, Dollars [Member] Loans And Finance Receivables [Member] AUD	Dec. 31, 2011 Australia, Dollars [Member] Loans And Finance Receivables [Member] AUD	Dec. 31, 2012 Australia, Dollars [Member] Interest Rate Risk [Member] AUD	Dec. 31, 2012 Australia, Dollars [Member] Borrowings [Member] AUD	Dec. 31, 2012 Argentina, Pesos [Member] Loans And Finance Receivables [Member] ARS	Dec. 31, 2011 Argentina, Pesos [Member] Loans And Finance Receivables [Member] ARS	Dec. 31, 2012 Carrying Reported Amount Fair Value Disclosure [Member] USD ($)	Dec. 31, 2011 Carrying Reported Amount Fair Value Disclosure [Member] USD ($)	Dec. 31, 2012 Estimate Of Fair Value Fair Value Disclosure [Member] USD ($)	Dec. 31, 2011 Estimate Of Fair Value Fair Value Disclosure [Member] USD ($)	Dec. 31, 2012 Capital Additions[ Member] USD ($)	Dec. 31, 2011 Capital Additions[ Member] USD ($)	Dec. 31, 2012 Option [Member] Convertible Debt [Member] Derivative Liabilities, Noncurrent [Member] USD ($)	Dec. 31, 2011 Option [Member] Convertible Debt [Member] Derivative Liabilities, Noncurrent [Member] USD ($)	Dec. 31, 2012 Embedded Derivative Financial Instruments [Member] Derivative Liabilities, Noncurrent [Member] USD ($)	Dec. 31, 2011 Embedded Derivative Financial Instruments [Member] Derivative Liabilities, Noncurrent [Member] USD ($)	Dec. 31, 2012 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] USD ($)	Dec. 31, 2012 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Commodity [Member] USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Commodity [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Commodity [Member] USD ($)	Dec. 31, 2012 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Commodity [Member] USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Commodity [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Commodity [Member] USD ($)	Dec. 31, 2012 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2012 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Interest Rate Swap Member Gold [Member] USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Interest Rate Swap Member Gold [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Interest Rate Swap Member Gold [Member] USD ($)	Dec. 31, 2012 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Commodity [Member] USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Commodity [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Commodity [Member] USD ($)	Dec. 31, 2012 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2012 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Convertible Debt [Member] USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Convertible Debt [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Convertible Debt [Member] USD ($)	Dec. 31, 2012 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Warrant [Member] Equity Member USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Warrant [Member] Equity Member USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Warrant [Member] Equity Member USD ($)	Dec. 31, 2012 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Embedded Derivative Financial Instruments [Member] USD ($)	Dec. 31, 2011 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Embedded Derivative Financial Instruments [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Embedded Derivative Financial Instruments [Member] USD ($)
Credit Risk Derivatives [Abstract]
Combined maximum credit risk exposure	$ 183	$ 198
Fair Value Concentration Of Risk Derivative Financial Instruments Liabilities	0	0
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Abstract]
Realized																																																									0	0	2,975				0	0	377	0	0	13	0	0	15	0	0	2,573	0	0	(3)
Unrealized																																																									(93)	(83)	(2,272)	(10)	0	0	0	0	(265)				0	0	(13)	0	0	(1,999)				(83)	(84)	1	0	0	5	0	1	(1)
(Gain)/Loss on non-hedge derivatives	(93)	(83)	703
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Other Derivatives Not Designated As Hedging Instruments Liabilities At Fair Value	(10)	(93)																																																			(9)	(92)	(1)	(1)
Derivatives non-current liabilities	(10)	(93)																																																			(9)	(92)	(1)	(1)
Derivative Liabilities	(10)	(93)
Other Comprehensive Income Derivatives Qualifying As Hedges Net Of Tax Period Increase Decrease [Abstract]
Accumulated other comprehensive income as of January 1,	(3)	(3)																																																	(3)	(3)
Changes in fair value recognized - before tax	0	0																																																	0	0
Changes in fair value recognized - after tax	0	0
Reclassification adjustments - before tax	0	0																																																	0	0
Reclassification adjustments	0	0	20
Accumulated other comprehensive income as of December 31,	(3)	(3)	(3)																																																(3)	(3)
Accumulated Other Comprehensive income as of December 31,Net of tax	(2)	(2)	(2)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	892	1,112	586	1,100																																											892	1,112	892	1,112
Restricted cash																																															64	58	64	58
Short-term debt	(271)	(30)																																													(271)	(30)	(271)	(30)
Short-term debt at fair value	(588)	(2)																																													(588)	(2)	(588)	(2)
Long-term debt	(2,750)	(1,715)																																													(2,750)	(1,715)	(2,871)	(1,857)
Long-term debt at fair value	0	(758)																																													0	(758)	0	(758)
Derivatives	(10)	(93)																																													(10)	(93)	(10)	(93)
Marketable equity securities - available for sale	69	82																																													69	82	69	82
Marketable debt securities - held to maturity	7	8																																													7	8	11	11
Non-marketable equity securities - available for sale	2	9																																													2	0	2	0
Non-marketable assets - held to maturity	3	2																																													3	2	3	2
Non-marketable debt securities - held to maturity	86	85																																													86	85	86	85
Hedge Book Position [Abstract]
Maturity Value Of Capital Expenditure Cash Flow Hedge Losses	3	3	3
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	93	83	(703)
Cash And Loans Advances Maturities Profile [Abstract]
Fixed rate investment amount - less than one year																	1	10					780	3,030					0	0					0	0					0	81			0	0
Fixed rate investment effective percent - less than one year (Percent)																	2.50%	0.48%					3.55%	5.50%					0.00%	0.00%					0.00%	0.00%					0.00%	4.65%			0.00%	0.00%
Floating rate investment amount - less than one year																	611	467					215	164					34	27					2	119					29	23			73	1
Floating rate investment effective percent - less than one year (Percent)																	0.30%	0.20%					2.10%	3.55%					7.51%	6.61%					4.30%	4.08%					3.00%	4.45%			15.00%	10.23%
Maturities Of Long Term Debt [Abstract]
Within one year - Borrowings amount	859																		669	669					1,521	1,521					4	4					68	68					0	0
Within one year - Effective Percentage (Percent)																			5.70%	5.70%					5.70%	5.70%					9.30%	9.30%					8.40%	8.40%					0.00%	0.00%
Between one and two years - Borrowings amount	703																			691						8						2						84						0
Between one and two years - Effective Percentage (Percent)																				3.50%						9.80%						5.80%						8.40%						0.00%
Between one and three years - Borrowings amount																			693						25						2						118						256
Between one and three years- Effective Percentage (Percent)																			3.50%						9.80%						5.80%						8.40%						5.10%
Between two and five years - Borrowings amount																				6						59						0						34						256
Between two and five years - Effective Percentage (Percent)																				2.90%						9.80%						0.00%						8.40%						5.10%
After three years - Borrowings amount																			1,745						228						2						0						0
After three years - Effective Percentage (Percent)																			5.40%						9.80%						4.50%						0.00%						0.00%
After five years - Borrowings amount	1,765																			1,741						186						2						0						0
After five years - Effective Percentage (Percent)																				5.50%						9.80%						4.50%						0.00%						0.00%
Total - Borrowings	3,609	2,505													3,107	2,437			3,107	3,107	210	33			1,774	1,774	4	6			8	8	22	29			186	186	266	0			256	256
Foreign Exchange Risk [Line Items]
Change in borrowings total							(22)	(2)	28	3	0	1	(13)	14
Derivative Sensitivity Analysis [Line Items]
Non-hedge accounted					(14)	7
Total change in fair value					(14)	7
Summary Of Derivative Instruments Impact On Results Of Operations [Abstract]
Hedge Settlements Total Accelerated	$ 0	$ 0	$ 2,698